Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
17.	INCOME TAXES
Cayman Islands
Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gains. Additionally, upon payment of dividends by
the Group to its shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
Subsidiaries in Hong Kong are subject to Hong Kong Profits Tax rate at 16.5%, and foreign-derived income is exempted from income tax. There are no withholding taxes upon payment of dividends by the subsidiaries incorporated in Hong Kong to its shareholders.
Chinese mainland
Under the PRC Enterprise Income Tax (“EIT”) Law, which has been effective since January 1, 2008, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are subject to a unified 25% enterprise income tax rate, except for certain entities that are entitled to preferential tax treatments. Preferential EIT rates at 15% is available for qualified “High and New Technology Enterprises” (“HNTEs”). The HNTE certificate is effective for a period of three years. Further, preferential EIT rates are available for qualified Software Enterprises whereby entities are entitled to full exemption from EIT for two years beginning from their first profitable calendar year and a 50% reduction for the subsequent three calendar years.
Certain PRC subsidiaries and VIEs, including Baidu Online, Baidu China, Baidu International and Baidu Netcom, etc. are qualified HNTEs and enjoy a reduced tax rate of 15
% for the years presented, which will expire from 2026 to 2028. An entity could re-apply
for the HNTE certificate when the prior certificate expires. Historically, all of the Company’s subsidiaries and VIEs have successfully renewed their certificates when the prior ones expired. Certain subsidiaries enjoyed a reduced tax rate as qualified Software Enterprise for the years presented, which will expire from 2026 to 2028.
Under the current EIT Law, dividends for earnings derived from January 1, 2008 and onwards paid by PRC entities to any of their foreign non-resident
enterprise investors are subject to a 10% withholding tax. A lower tax rate will be applied if tax treaty or arrangement benefits are available. Under the tax arrangement between the PRC and Hong Kong, the reduced withholding tax rate for dividends paid by PRC entities is 5% provided the Hong Kong investors meet the requirements as stipulated by relevant PRC tax regulations, such as the beneficiary owner test. Capital gains derived from the PRC are also subject to a 10% PRC withholding tax.
Income (loss) before income taxes consists of:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In millions)
Chinese mainland	28,449	24,970	2,618	374
Non-Chinese mainland	(3,251)	3,652	4,098	586

	25,198	28,622	6,716	960

For
the year ended December 31, 2025, income tax benefit amounted to RMB
182 million (US$26
million) in Chinese mainland, and income tax expense amounted to RMB
1.4 billion (US$206
million) in jurisdictions outside Chinese mainland.
Income taxes consist of:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In millions)
Current income tax	3,812	3,407	2,530	362
Adjustments of deferred tax assets due to change in tax rates	111	(334)	229	32
Deferred income tax expense (benefit)	(274)	1,374	(1,500)	(214)

	3,649	4,447	1,259	180

BAIDU, INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

The reconciliation of the actual income taxes to the amount of tax computed by applying the aforementioned statutory income tax rate to
pre-tax
income is as follows:

	For the years ended December 31,
	2023	2024
	RMB	RMB
	(In millions)
Expected taxation at PRC statutory tax rate	6,299	7,156
Effect of differing tax rates in different jurisdictions	410	(153)
Non-taxable income	(456)	(593)
Non-deductible expenses	1,928	814
Research and development super-deduction	(3,067)	(3,048)
Effect of PRC preferential tax rates and tax holiday	(1,833)	(1,760)
Effect of tax rate changes on deferred taxes	111	(334)
Reversal of prior year’s income taxes	(156)	(23)
PRC withholding tax	574	1,762
Change in valuation allowance	(161)	626

Taxation for the year	3,649	4,447

Effective tax rate	14.5%	15.5%

	For the year ended December 31,
	2025
	RMB	US$	Percent
	(In millions)
Income tax expense at PRC statutory rate	1,679	240	25.0%
Foreign Tax Effects
Cayman Islands
Statutory tax rate difference between PRC and other jurisdictions	678	97	10.1%
Hong Kong
Statutory tax rate difference between PRC and other jurisdictions	(654)	(94)	(9.7%)
Non-taxable income	(1,655)	(237)	(24.6%)
Non-deductible expenses	361	52	5.4%
Others	25	4	0.4%
Other foreign jurisdictions	(12)	(2)	(0.2%)
Effect of changes in tax laws or rates enacted in the current year	—	—	0%
Effect of cross-border tax laws	—	—	0%
Change in valuation allowance	810	116	12.1%
Nontaxable or nondeductible items
Non-taxable income	(69)	(10)	(1.0%)
Non-deductible expenses	876	125	13.0%
Expected credit losses	228	33	3.4%
Share-based compensation expenses	351	50	5.2%
Others	297	42	4.4%
Changes in unrecognized tax benefits	(256)	(37)	(3.8%)
Other adjustments
Effect of tax holidays inside PRC	406	58	6.0%
Tax incentives relating to R&D expenditures	(2,727)	(390)	(40.6%)
Effect of tax rate change on deferred tax	229	33	3.4%
PRC withholding tax	1,503	215	22.4%
Others	65	10	0.8%
Income tax expense	1,259	180	18.7%

The tax effects of temporary differences that gave rise to the deferred tax balances at December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Deferred tax assets:
Allowance for credit losses	905	1,412	202
Accrued expenses, payroll and others, and impairment of long-lived assets	4,067	6,705	959
Fixed assets depreciation and intangible assets amortization	3,511	3,121	446
Operating lease liabilities	1,255	1,159	166
Net operating loss carry – forwards	4,483	5,436	777
Less: valuation allowance	(10,498)	(11,841)	(1,693)

Total	3,723	5,992	857

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Deferred tax liabilities:
Operating lease right-of-use asset	1,255	1,159	166
Withholding tax on PRC subsidiaries’ undistributed earnings	2,966	3,730	533
Tax on capital gains	779	1,005	144
Others	400	501	72

Total	5,400	6,395	915

As of December 31, 2025, the Group had tax losses of approximately RMB29.9 billion (US$4.3 billion) derived mainly from entities in the PRC and Hong Kong. The tax losses in the PRC can be carried forward for five years to offset future taxable profit, and the period is currently extended to 10 years for entities qualified as HNTE. The tax losses of entities in the PRC will expire from 2026 to 2035, if not utilized. The tax losses in Hong Kong can be carried forward with no expiration date.
As of December 31, 2025, dividend distribution withholding tax for the potential remittance of earnings from the PRC subsidiaries to offshore entities was RMB3.7 billion (US$533 million). The Group believes that the underlying dividends will be distributed in the future for offshore use, such as merger and acquisition activities. The Group did not provide for additional deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries during the years presented on the basis of its current intent to permanently reinvest its foreign subsidiaries’ earnings. Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable.
As of December 31, 2024 and 2025, the Group has unrecognized tax benefits of RMB670 million and RMB513 million (US$73 million), respectively, primarily related to the tax-deduction
of accrued expenses which were presented in “Other
non-current
liabilities” in the consolidated balance sheets, if ultimately recognized would impact the annual effective tax rate.